Investments in Partially Owned Entities	12 Months Ended
Dec. 31, 2011
Investments in Partially Owned Entities [Abstract]
Investments in Partially Owned Entities
Investments in Partially Owned Entities
The Company has co-invested in various properties with unrelated third parties which are either consolidated or accounted for under the equity method of accounting (unconsolidated). The following tables and information summarize the Company’s investments in partially owned entities as of December 31, 2011 (amounts in thousands except for project and apartment unit amounts):

	Consolidated
	Development Projects (VIEs) (4)
	Held for and/or Under Development	Completed and Stabilized	Other	Total

Total projects (1)	—	2	19	21

Total apartment units (1)	—	441	3,475	3,916

Balance sheet information at 12/31/11 (at 100%):
ASSETS
Investment in real estate	$160,732	$114,584	$449,140	$724,456
Accumulated depreciation	—	(12,228)	(144,305)	(156,533)
Investment in real estate, net	160,732	102,356	304,835	567,923
Cash and cash equivalents	1,638	1,503	15,578	18,719
Deposits – restricted	43,970	2,272	15,177	61,419
Escrow deposits – mortgage	—	60	—	60
Deferred financing costs, net	—	65	1,179	1,244
Other assets	3,554	140	144	3,838
Total assets	$209,894	$106,396	$336,913	$653,203

LIABILITIES AND EQUITY/CAPITAL
Mortgage notes payable	$—	$33,419	$200,337	$233,756
Accounts payable & accrued expenses	202	1,073	818	2,093
Accrued interest payable	—	104	782	886
Other liabilities	1,275	79	1,139	2,493
Security deposits	—	102	1,491	1,593
Total liabilities	1,477	34,777	204,567	240,821

Noncontrolling Interests – Partially Owned Properties	78,090	1,079	(4,863)	74,306
Company equity/General and Limited Partners' Capital	130,327	70,540	137,209	338,076
Total equity/capital	208,417	71,619	132,346	412,382
Total liabilities and equity/capital	$209,894	$106,396	$336,913	$653,203

Debt – Secured (2):
Company/Operating Partnership Ownership (3)	$—	$33,419	$159,068	$192,487
Noncontrolling Ownership	—	—	41,269	41,269
Total (at 100%)	$—	$33,419	$200,337	$233,756

	Consolidated
	Development Projects (VIEs) (4)
	Held for and/or Under Development	Completed and Stabilized	Other	Total
Operating information for the year ended 12/31/11 (at 100%):
Operating revenue	$—	$8,961	$57,916	$66,877
Operating expenses	249	3,868	19,115	23,232
Net operating (loss) income	(249)	5,093	38,801	43,645
Depreciation	—	4,163	15,117	19,280
General and administrative/other	152	6	123	281
Operating (loss) income	(401)	924	23,561	24,084
Interest and other income	6	6	10	22
Other expenses	(487)	—	(39)	(526)
Interest:
Expense incurred, net	(399)	(3,229)	(11,295)	(14,923)
Amortization of deferred financing costs	—	(382)	(366)	(748)
(Loss) income before income and other taxes and net gains on sales of land parcels and discontinued operations	(1,281)	(2,681)	11,871	7,909
Income and other tax (expense) benefit	(57)	—	(6)	(63)
Net gain on sales of land parcels	4,217	—	—	4,217
Net gain on sales of discontinued operations	169	—	13,259	13,428
Net income (loss)	$3,048	$(2,681)	$25,124	$25,491

(1)	Project and apartment unit counts exclude all uncompleted development projects until those projects are substantially completed.

(2)	All debt is non-recourse to the Company.

(3)	Represents the Company’s/Operating Partnership's current economic ownership interest.

(4)	A development project with a noncontrolling interest balance of $75.8 million is not a VIE.

The Company admitted an 80% institutional partner to two separate entities/transactions (one in December 2010 and the other in August 2011), each owning a developable land parcel, in exchange for $40.1 million in cash and retained a 20% equity interest in both of these entities. These land parcels are now unconsolidated. Total project costs are approximately $232.8 million and construction will be predominantly funded with two separate long-term, non-recourse secured loans from the partner. While the Company is the managing member of both of the joint ventures, is responsible for constructing both of the projects and has given certain construction cost overrun guarantees, all major decisions are made jointly, the large majority of funding is provided by the partner and the partner has significant involvement in and oversight of the ongoing projects, neither of which is a VIE. The Company's remaining funding obligations are currently estimated at $5.4 million.

In December 2011, the Company and Toll Brothers (NYSE: TOL) jointly acquired a vacant land parcel at 400 Park Avenue South in New York City. The Company's and Toll Brothers' allocated portions of the purchase price were approximately $76.1 million and $57.9 million, respectively. Until the core and shell of the building is complete, the building and land will be owned jointly and are required to be consolidated on the Company's balance sheet. Thereafter, the Company will solely own and control the rental portion of the building (floors 2-22) and Toll Brothers will solely own and control the for sale portion of the building (floors 23-40). Once the core and shell are complete, the Toll Brothers' portion of the property will be deconsolidated from the Company's balance sheet. The acquisition was financed through contributions by the Company and Toll Brothers of approximately $102.5 million and $75.7 million, respectively, which included the land purchase noted above and taxes and fees of $0.4 million and $0.3 million, respectively. Restricted deposits were made to the venture of $26.0 million and $17.5 million, respectively, to collateralize construction guarantees. As of December 31, 2011, Toll Brothers' noncontrolling interest balance totaled $75.8 million.

During the year ended December 31, 2010, the Company acquired the 75% equity interest it did not own in seven previously unconsolidated properties containing 1,811 apartment units in exchange for an approximate $30.0 million payment to its partner. In addition, the Company repaid the net $70.0 million mortgage loan, which was to mature on May 1, 2010, concurrent with closing using proceeds drawn from the Company's line of credit. The Company also sold its 25% equity interest in the remaining 24 unconsolidated properties containing 5,635 apartment units in exchange for an approximate $25.4 million payment from its partner and the related $264.8 million in non-recourse mortgage debt was extinguished by the partner at closing.
The Company is the controlling partner in various consolidated partnership properties and development properties having a noncontrolling interest book value of $74.3 million at December 31, 2011. The Company has identified certain development partnerships as VIEs as the Company provides substantially all of the capital for these ventures (other than third party mortgage debt, if any) despite the fact that each partner legally owns 50% of each venture. The Company is the primary beneficiary as it exerts the most significant power over the ventures, absorbs the majority of the expected losses and has the right to receive a majority of the expected residual returns. The assets net of liabilities of the Company’s VIEs are restricted in their use to the specific VIE to which they relate and are not available for general corporate use. The Company does not have any unconsolidated VIEs.